Called up share capital and other equity instruments - Called up share capital and other equity instruments (commentary) (Details) - Dec. 31, 2017	$ / shares	£ / shares
Capital Securities Classified As Equity
Disclosure of classes of share capital [line items]
Par value per share upon conversion (in dollars per share)	$ 0.01
Premium per share upon conversion (in dollars per share)	24.99
Preference shares
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)	$ 0.01
Sterling preference shares
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share) | £ / shares		£ 0.01